Prepaid Expenses and Deposits (Tables)	12 Months Ended
Nov. 30, 2024
Current prepayments [abstract]
Summary of prepaid expenses and deposits

	2024	2023

Prepaid expenses	$2,282	$2,687

Deposits	1,170	467

	$3,452	$3,154